Investments - Summary of Components of Consideration Paid for Interest (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about investment property [line items]
Inflation adjustment of the adjustment to the acquisition price (Note 30).	R$ 77
Parajuru and Volta do Rio [member]
Disclosure of detailed information about investment property [line items]
Amount owed by Energimp due to the adjustment of the original acquisition price of the investees	37
Inflation adjustment of the adjustment to the acquisition price (Note 30).	77
Indemnities	2
Adjustments under the negotiation for elimination of crossover holdings of the assets	(12)
Total amount owed to the Company by Energimp as a result of the arbitration process.	104
49% equity interest held by the Company in Morgado	39
Cash consideration	24
Consideration paid for a 51% interest in Parajuru and Volta do Rio	R$ 167